UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000


                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2009 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                 STATED         VALUE
  CURRENCY)                       DESCRIPTION                  COUPON    MATURITY     (US DOLLARS)
--------------  --------------------------------------------   ------   ----------   --------------
BONDS AND NOTES (b) - 61.6%

                ARGENTINA - 3.9%
     1,412,500  Republic of Argentina (ARS) (c) ............     2.00%   02/04/18    $      504,711
     3,950,000  Republic of Argentina (USD) ................     7.00%   03/28/11         3,587,271
       175,444  Republic of Argentina (USD) ................     8.28%   12/31/33           118,864
                                                                                     --------------
                                                                                          4,210,846
                                                                                     --------------

                BRAZIL - 4.5%
     2,640,000  Brazil NTN - B Note (BRL) .................      6.00%   08/15/10         2,790,277
       338,000  Dasa Finance Corp. (USD) ...................     8.75%   05/29/18           359,970
       316,000  Odebrecht Finance Ltd. (USD) ...............     9.63%   04/09/14           370,115
       540,000  Petrobras International Finance Co. (USD) ..     7.88%   03/15/19           622,188
       570,000  Telemar Norte Leste S.A. (USD) .............     9.50%   04/23/19           681,891
                                                                                     --------------
                                                                                          4,824,441
                                                                                     --------------

                CHINA - 1.2%
       690,000  Country Garden Holdings Co. (USD) ..........    11.75%   09/10/14           683,100
       580,000  Parkson Retail Group Ltd. (USD) ............     7.88%   11/14/11           613,077
                                                                                     --------------
                                                                                          1,296,177
                                                                                     --------------

                COLOMBIA - 2.2%
       300,000  EEB International Ltd. (USD) ...............     8.75%   10/31/14           324,000
 2,480,000,000  Republic of Colombia (COP) .................    12.00%   10/22/15         1,529,542
       460,000  Republic of Colombia (USD) .................     7.38%   03/18/19           528,310
                                                                                     --------------
                                                                                          2,381,852
                                                                                     --------------
                DOMINICAN REPUBLIC - 0.9%
       505,000  Cerveceria Nacional Dominica (USD) (c) .....    16.00%   03/27/12           449,349
       528,000  Dominican Republic (USD) ...................     8.63%   04/20/27           504,240
                                                                                     --------------
                                                                                            953,589
                                                                                     --------------
                EL SALVADOR - 1.0%
     1,070,000  Republic of El Salvador (USD) ..............     7.65%   06/15/35         1,075,350
                                                                                     --------------
                GABON - 1.4%
     1,480,000  Gabonese Republic (USD) ....................     8.20%   12/12/17         1,554,000
                                                                                     --------------
                GEORGIA - 0.8%
       870,000  Republic of Georgia (USD) ..................     7.50%   04/15/13           870,000
                                                                                     --------------

                GHANA - 0.6%
        90,000  Republic of Ghana (USD) ....................     8.50%   10/04/17            91,350
       490,000  Republic of Ghana (USD) ....................     8.50%   10/04/27           497,350
                                                                                     --------------
                                                                                            588,700
                                                                                     --------------

                HUNGARY - 1.8%
   293,370,000  Hungary Government Bond (HUF) ..............     6.00%   10/24/12         1,531,205
    87,000,000  Hungary Government Bond (HUF) ..............     5.50%   02/12/16           424,648
                                                                                     --------------
                                                                                          1,955,853
                                                                                     --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                   STATED         VALUE
  CURRENCY)                       DESCRIPTION                    COUPON    MATURITY     (US DOLLARS)
--------------  --------------------------------------------     ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                INDONESIA - 5.3%
       330,000  Indonesian Government Bond (IDR) .............     6.75%   03/10/14    $      352,278
 6,800,000,000  Indonesian Government Bond (IDR) .............     9.50%   06/15/15           716,213
 5,730,000,000  Indonesian Government Bond (IDR) .............    10.75%   05/15/16           636,624
 1,850,000,000  Indonesian Recapitalization Bond (IDR) .......    13.40%   02/15/11           205,502
 4,350,000,000  Indonesian Recapitalization Bond (IDR) .......    13.45%   08/15/11           493,226
       850,000  Majapahit Holding B.V. (USD) .................     7.75%   10/17/16           894,922
       150,000  Majapahit Holding B.V. (USD) .................     7.25%   06/28/17           153,709
       620,000  MGTI Finance Company, Ltd. (USD) .............     8.38%   09/15/10           627,210
     1,340,000  Republic of Indonesia (USD) ..................    10.38%   05/04/14         1,626,015
                                                                                       --------------
                                                                                            5,705,699
                                                                                       --------------

                IRAQ - 1.7%
     2,350,000  Republic of Iraq (USD) .......................     5.80%   01/15/28         1,797,750
                                                                                       --------------

                KAZAKHSTAN - 3.3%
     1,000,000  Halyk Savings Bank of Kazakhstan (USD)             8.13%   10/07/09         1,002,500
       740,000  Kazakhstan Temir Zholy
                  National Co. JSC (USD) .....................     6.50%   05/11/11           749,250
       620,000  KazMunaiGaz Finance Sub B.V. (USD) ...........     8.38%   07/02/13           662,625
       940,000  KazMunaiGaz Finance Sub B.V. (USD) ...........    11.75%   01/23/15         1,112,866
                                                                                       --------------
                                                                                            3,527,241
                                                                                       --------------
                MALAYSIA - 1.4%
     1,460,000  Petronas Capital Ltd. (USD) ..................     5.25%   08/12/19         1,482,046
                                                                                       --------------

                MEXICO - 5.4%
       682,000  Axtel S.A.B. de C.V. (USD) ...................     9.00%   09/22/19           690,354
       525,000  Corp. Geo S.A. de C.V. (USD) .................     8.88%   09/25/14           544,372
       770,000  Desarrolladora Homex S.A. (USD) ..............     7.50%   09/28/15           760,375
    11,700,000  Mexican Bonos Desarr Fixed Rate Bond (MXN) ...     7.25%   12/15/16           845,101
    12,340,000  Mexican Bonos Desarr Fixed Rate Bond (MXN) ...    10.00%   11/20/36         1,039,259
     1,280,000  Mexician Republic (USD) ......................     8.30%   08/15/31         1,645,824
       140,000  Pemex Project Funding Master Trust (USD) .....     5.75%   03/01/18           139,125
       130,000  Pemex Project Funding Master Trust (USD) .....     6.63%   06/15/38           122,850
                                                                                       --------------
                                                                                            5,787,260
                                                                                       --------------

                NIGERIA - 1.7%
       790,000  GTB Finance B.V. (USD) .......................     8.50%   01/29/12           756,188
   174,000,000  KfW International Finance (NGN) ..............     8.50%   01/18/11         1,113,728
                                                                                       --------------
                                                                                            1,869,916
                                                                                       --------------

                PAKISTAN - 1.0%
       550,000  Islamic Republic of Pakistan (USD) ...........     6.88%   06/01/17           481,250
       710,000  Islamic Republic of Pakistan (USD) ...........     7.88%   03/31/36           543,632
                                                                                       --------------
                                                                                            1,024,882
                                                                                       --------------

                PANAMA - 1.0%
       800,000  Republic of Panama (USD) .....................     8.88%   09/30/27         1,062,920
                                                                                       --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                  STATED         VALUE
  CURRENCY)                       DESCRIPTION                   COUPON    MATURITY     (US DOLLARS)
--------------  --------------------------------------------    ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                PERU - 1.0%
     2,440,000  Peru Bono Soberano (PEN) ...................      8.20%   08/12/26    $    1,022,662
                                                                                      --------------

                PHILIPPINES - 3.7%
       100,000  Republic of Philippines (USD) ..............      8.00%   01/15/16           115,690
       330,000  Republic of Philippines (USD) ..............      9.38%   01/18/17           407,489
       170,000  Republic of Philippines (USD) ..............      8.38%   06/17/19           207,621
       620,000  Republic of Philippines (USD) ..............     10.63%   03/16/25           873,677
       300,000  Republic of Philippines (USD) ..............      9.50%   02/02/30           399,855
     1,120,000  Republic of Philippines (USD) ..............      7.75%   01/14/31         1,276,800
       740,000  SM Investments Corp. (USD) .................      6.00%   09/22/14           738,779
                                                                                      --------------
                                                                                           4,019,911
                                                                                      --------------

                POLAND - 2.0%
     1,940,000  Republic of Poland (USD) ...................      6.38%   07/15/19         2,172,800
                                                                                      --------------

                RUSSIA - 3.2%
    17,000,000  GPB Eurobond Finance PLC (RUB) .............      7.25%   02/22/10           555,617
    25,197,193  Red Arrow International Leasing PLC (RUB) ..      8.38%   06/30/12           813,996
       560,000  UBS Luxembourg S.A. (USD) ..................      8.00%   02/11/10           575,400
       780,000  UBS Luxembourg S.A. (USD) (c) ..............      6.23%   02/11/15           777,348
       750,000  VTB Capital S.A. (USD)......................      6.88%   05/29/18           751,875
                                                                                      --------------
                                                                                           3,474,236
                                                                                      --------------

                SINGAPORE - 0.7%
       700,000  Ciliandra Perkasa Finance Co.
                  Pte Ltd. (USD) ...........................     10.75%   12/08/11           718,274
                                                                                      --------------

                SOUTH AFRICA - 2.0%
       860,000  Republic of South Africa (USD) .............      7.38%   04/25/12           947,806
       450,000  Republic of South Africa (USD) .............      6.88%   05/27/19           505,282
     4,160,000  Republic of South Africa (ZAR) .............     13.50%   09/15/15           687,602
                                                                                      --------------
                                                                                           2,140,690
                                                                                      --------------

                TURKEY - 1.7%
       980,000  Republic of Turkey (USD) ...................      9.50%   01/15/14         1,148,815
       320,000  Turkey Government Bond (TRY) ...............     16.00%   03/07/12           246,685
       460,000  Turkey Government Bond,
                  Inflation Adjusted Bond (TRY) (d) ........     10.00%   02/15/12           421,889
                                                                                      --------------
                                                                                           1,817,389
                                                                                      --------------

                UKRAINE - 2.0%
     1,070,000  EX-IM Bank of Ukraine (USD) ................      7.65%   09/07/11           957,650
       500,000  UBS AG Jersey Branch,
                  Credit Linked Note (USD) .................      9.13%   06/21/10           181,300
       830,000  Ukraine Government Bond (USD) ..............      6.88%   03/04/11           778,208
       280,000  Ukraine Government Bond (USD) ..............      6.39%   06/26/12           248,528
                                                                                      --------------
                                                                                           2,165,686
                                                                                      --------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

  PRINCIPAL
    VALUE
   (LOCAL                                                                  STATED         VALUE
  CURRENCY)                       DESCRIPTION                   COUPON    MATURITY     (US DOLLARS)
--------------  --------------------------------------------    ------   ----------   --------------
BONDS AND NOTES (b) - (CONTINUED)

                URUGUAY - 3.0%
       570,000  Republic of Uruguay (USD) ....................    7.88%   01/15/33    $      618,165
     1,010,000  Republic Orient Uruguay (USD) ................    7.63%   03/21/36         1,075,852
    21,000,000  Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (d) ..........    5.00%   09/14/18         1,265,179
     4,740,000  Republic Orient Uruguay,
                  Inflation Adjusted Bond (UYU) (d) ..........    4.25%   04/05/27           257,117
                                                                                      --------------
                                                                                           3,216,313
                                                                                      --------------

                VENEZUELA - 3.2%
     1,700,000  Bolivarian Republic of Venezuela (USD) (c) ...    1.51%   04/20/11         1,524,475
     2,360,000  Petroleos de Venezuela S.A. (USD) ............    5.25%   04/12/17         1,451,400
       650,000  Republic of Venezuela (USD) ..................    5.75%   02/26/16           481,000
                                                                                      --------------
                                                                                           3,456,875
                                                                                      --------------
                TOTAL BONDS AND NOTES ........................                            66,173,358
                (Cost $61,037,137)                                                    --------------

    SHARES                                 DESCRIPTION                                   VALUE
--------------  -------------------------------------------------------------------   ------------
COMMON STOCKS - 44.0%

                ARGENTINA - 1.0%
        31,000  Tenaris S.A., ADR .................................................   $  1,104,220
                                                                                      ------------

                BRAZIL - 8.5%
        78,450  Banco Bradesco S.A., ADR ..........................................      1,560,370
        56,000  Lojas Renner S.A. .................................................        974,848
        13,116  Multiplan Empreendimentos Imobiliarios S.A ........................        205,076
        44,000  Petroleo Brasileiro S.A., ADR .....................................      1,729,640
        25,300  Souza Cruz S.A. ...................................................        900,266
        28,000  Telecomunicacoes de Sao Paulo S.A .................................        624,294
        34,000  Ultrapar Participacoes S.A., Preference Shares ....................      1,366,065
        86,000  Vale S.A., Preference Shares, ADR .................................      1,763,860
                                                                                      ------------
                                                                                         9,124,419
                                                                                      ------------
                CHILE - 1.2%
        23,000  Banco Santander Chile S.A., ADR ...................................      1,323,420
                                                                                      ------------

                CHINA - 4.6%
        90,000  China Mobile Ltd. .................................................        877,927
       350,000  Dah Sing Banking Group Ltd. .......................................        451,157
       200,000  Hang Lung Group Ltd. ..............................................      1,001,280
       920,000  PetroChina Co., Ltd., H Shares ....................................      1,039,887
       700,000  Swire Pacific Ltd., B Shares ......................................      1,526,437
                                                                                      ------------
                                                                                         4,896,688
                                                                                      ------------

                CZECH REPUBLIC - 0.6%
         3,000  Komercni Banka AS .................................................        598,268
                                                                                      ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

    SHARES                                 DESCRIPTION                                   VALUE
--------------  -------------------------------------------------------------------   ------------
COMMON STOCKS - (CONTINUED)

                     HUNGARY - 1.0%
         5,300  Richter Gedeon, GDR. ..............................................   $  1,092,562
                                                                                      ------------

                INDIA - 4.1%
        24,000  Bharti Airtel Ltd. ................................................        208,918
        20,000  GlaxoSmithKline Pharmaceuticals Ltd. ..............................        645,276
        13,000  Grasim Industries Ltd. ............................................        749,557
        29,000  Hero Honda Motors Ltd. ............................................      1,008,203
        59,000  Hindustan Unilever Ltd. ...........................................        322,075
        11,500  Housing Development Finance Corp., Ltd. ...........................        666,871
        20,000  ICICI Bank Ltd. ...................................................        377,341
        10,000  Infosys Technologies Ltd. .........................................        479,451
                                                                                      ------------
                                                                                         4,457,692
                                                                                      ------------
                INDONESIA - 1.5%
       460,000  PT Astra International Tbk ........................................      1,587,274
                                                                                      ------------

                MALAYSIA - 1.7%
        80,300  British American Tobacco Malaysia Berhad ..........................      1,021,789
       289,000  Public Bank Berhad ................................................        853,389
                                                                                      ------------
                                                                                         1,875,178
                                                                                      ------------

                MEXICO - 4.2%
        36,900  Fomento Economico Mexicano, S.A.B. de C.V., ADR ...................      1,404,045
        40,000  Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR .........        502,800
       256,000  Grupo Continental, S.A.B. .........................................        512,114
       352,000  Grupo Financiero Banorte, S.A.B. de C.V., O Shares ................      1,177,767
       209,000  Kimberly-Clark de Mexico, S.A.B. de C.V., A Shares. ...............        867,310
                                                                                      ------------
                                                                                         4,464,036
                                                                                      ------------

                PHILIPPINES - 1.0%
     1,164,000  Bank of the Philippine Islands ....................................      1,105,530
                                                                                      ------------

                QATAR - 0.2%
        12,000  Qatar Insurance Co. ...............................................        225,408
                                                                                      ------------

                RUSSIA - 1.0%
        20,500  LUKOIL, ADR .......................................................      1,124,425
                                                                                      ------------

                SOUTH AFRICA - 2.2%
       130,000  Massmart Holdings Ltd. ............................................      1,524,973
       142,729  Truworths International Ltd. ......................................        807,506
                                                                                      ------------
                                                                                         2,332,479
                                                                                      ------------

                SOUTH KOREA - 2.8%
        47,008  Pusan Bank ........................................................        522,644
         4,900  Samsung Electronics Co., Ltd., Preference Shares ..................      2,050,244
           850  Shinsegae Co., Ltd. ...............................................        429,238
                                                                                      ------------
                                                                                         3,002,126
                                                                                      ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

    SHARES                                 DESCRIPTION                                    VALUE
--------------  -------------------------------------------------------------------   -------------
COMMON STOCKS - (CONTINUED)

                TAIWAN - 2.6%
       800,450  Taiwan Mobile Co., Ltd. ...........................................   $   1,481,485
       643,947  Taiwan Semiconductor Manufacturing Co., Ltd. ......................       1,291,981
                                                                                      -------------
                                                                                          2,773,466
                                                                                      -------------

                THAILAND - 2.2%
       250,000  PTT Exploration and Production Public Co., Ltd. ...................       1,081,263
       190,000  Siam Cement Public (The) Co., Ltd. ................................       1,268,183
                                                                                      -------------
                                                                                          2,349,446
                                                                                      -------------

                TURKEY - 2.6%
        42,000  Akbank TAS ........................................................         243,396
       279,000  Aksigorta AS ......................................................         996,428
        22,610  Bim Birlesik Magazalar AS .........................................         921,769
       132,000  Cimsa Cimento Sanayi ve Ticaret AS. ...............................         582,615
                                                                                      -------------
                                                                                          2,744,208
                                                                                      -------------

                UNITED KINGDOM - 1.0%
        45,696  Standard Chartered PLC. ...........................................       1,126,114
                                                                                      -------------

                TOTAL COMMON STOCKS................................................      47,306,959
                (Cost $38,287,664)                                                    -------------

                TOTAL INVESTMENTS - 105.6% ........................................     113,480,317
                (Cost $99,324,801) (e)

                LOAN OUTSTANDING - (7.9)% ........................................      (8,500,000)
                NET OTHER ASSETS AND LIABILITIES - 2.3%. .........................       2,467,067
                                                                                      -------------
                NET ASSETS - 100.0% ..............................................   $ 107,447,384
                                                                                      =============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2009.

(d) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,424,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,268,522.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

Currency
ARS     Argentine Peso
BRL     Brazilian Real
COP     Colombian Peso
HUF     Hungarian Forint
IDR     Indonesian Rupiah
MXN     Mexican Peso
NGN     Nigerian Naira
PEN     Peruvian New Sol
RUB     Russian Ruble
TRY     Turkish Lira
USD     United States Dollar
UYU     Uruguayan Peso
ZAR     South African Rand

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                  ASSETS TABLE

                                                                                       LEVEL 2        LEVEL 3
                                                       TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                         VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                        9/30/2009        PRICES         INPUTS         INPUTS
                                                      --------------  -------------  ------------  -------------
Bonds and Notes* .................................    $   66,173,358  $          --  $ 66,173,358   $         --
Common Stocks* ...................................        47,306,959     47,306,959            --             --
                                                      --------------  -------------  ------------  -------------
Total Investments ................................       113,480,317     47,306,959    66,173,358             --
                                                      --------------  -------------  ------------  -------------
Other Financial Instruments:
Forward Foreign Currency Contracts** .............            44,022         44,022            --             --
                                                      --------------  -------------  ------------  -------------
Total ............................................    $  113,524,339  $  47,350,981  $ 66,173,358   $         --
                                                      ==============  =============  ============  =============

                                LIABILITIES TABLE

                                                                                     LEVEL 2        LEVEL 3
                                                      TOTAL MARKET      LEVEL 1     SIGNIFICANT   SIGNIFICANT
                                                        VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                       9/30/2009        PRICES        INPUTS         INPUTS
                                                      ------------    ----------    -----------   ------------
Forward Foreign Currency Contracts** .............    $   (325,063)   $ (325,063)   $       --    $         --
                                                      ============    ==========    ===========   ============

----------
*     See Portfolio of Investments for country breakout.

** See Schedule of Forward Foreign Currency Contracts for contract and currency detail.

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                      % OF TOTAL
INDUSTRY CLASSIFICATION                               INVESTMENTS
-----------------------                               -----------
Government Bonds and Notes                                   38.5%
Commercial Banks                                             11.6
Oil, Gas & Consumable Fuels                                   9.3
Real Estate Management & Development                          3.0
Semiconductors & Semiconductor Equipment                      3.0
Wireless Telecommunication Services                           2.9
Food & Retailing & Staples                                    2.5
Automobiles                                                   2.3
Construction Materials                                        2.3
Beverages                                                     2.1
Specialty Retail                                              1.9
Diversified Telecommunications Services                       1.7
Tobacco                                                       1.7
Metals & Mining                                               1.5
Pharmaceuticals                                               1.5
Multiline Retail                                              1.4
Diversified Financial Services                                1.3
Electric Utilities                                            1.2
Food Products                                                 1.1
Transportation Infrastructure                                 1.1
Insurance                                                     1.1
Household Products                                            1.1
Special Purpose Banks                                         1.0
Energy Equipment & Services                                   1.0
Import/Export Bank                                            0.8
Household Durables                                            0.7
Retailing                                                     0.6
Thrifts & Mortgage Finance                                    0.6
IT Services                                                   0.4
Health Care                                                   0.3
Construction & Engineering                                    0.3
Capital Markets                                               0.2
                                                      -----------
                                            Total           100.0%
                                                      ===========

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2009 (UNAUDITED)

                FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                         CONTRACTS TO RECEIVE
               -------------------------------------------      NET            NET
                                        LOCAL                UNREALIZED    UNREALIZED
                                      CURRENCY     IN       APPRECIATION  DEPRECIATION
 SETTLEMENT            LOCAL          VALUE IN   EXCHANGE   OF CONTRACTS  OF CONTRACTS
    DATE           CURRENCY (a)        U.S. $    FOR U.S.$     U.S. $        U.S. $
------------   ---------------------  ---------  ---------  ------------  -------------
10/22/09       HUF       135,030,000  $ 730,502  $ 695,278  $     35,224  $          --
10/22/09       MXN         3,512,000    259,371    270,439            --        (11,068)
10/22/09       ZAR           100,000     13,255     13,465            --           (210)
                                                            ------------  -------------
                                                            $     35,224  $     (11,278)
                                                            ------------  -------------

                FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                           CONTRACTS TO DELIVER
               ---------------------------------------------      NET            NET
                                        LOCAL                  UNREALIZED    UNREALIZED
                                      CURRENCY       IN       APPRECIATION  DEPRECIATION
 SETTLEMENT            LOCAL          VALUE IN    EXCHANGE    OF CONTRACTS  OF CONTRACTS
    DATE           CURRENCY (a)        U.S. $     FOR U.S.$      U.S. $        U.S. $
------------   ---------------------  ----------  ----------  ------------  -------------
11/20/09       BRL         2,738,000  $1,532,276  $1,454,372  $         --  $     (77,904)
11/20/09       COP     2,645,434,000   1,370,049   1,284,815            --        (85,234)
10/22/09       HUF       135,030,000     730,502     662,353            --        (68,149)
10/22/09       MXN         3,512,000     259,371     268,169         8,798             --
10/22/09       TRY           435,000     291,941     274,039            --        (17,902)
10/22/09       ZAR         5,296,000     701,983     637,387            --        (64,596)
                                                              ------------  -------------
                                                              $      8,798  $    (313,785)
                                                              ------------  -------------
Unrealized Appreciation (Depreciation) .....................  $     44,022  $    (325,063)
                                                              ============  =============
Net Unrealized Appreciation (Depreciation) .................                $    (281,041)
                                                                            =============

----------
(a)   Please see page 7 for currency descriptions.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends and interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      -     Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      -     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

                      - Quoted prices for similar securities in active markets.

                      - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

                      - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                      - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Page 10

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                         SEPTEMBER 30, 2009 (UNAUDITED)

      -     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2009 is included within the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At September 30, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions and foreign currency transactions.

                                                                         Page 11


ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     NOVEMBER 23, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.